Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.5%
International Equity Funds - 24.1%
iShares Core MSCI EAFE ETF	3,551	$ 246,972
iShares Core MSCI Emerging Markets ETF	1,195	62,415
iShares Global REIT ETF (A)	2,563	60,845

		370,232

U.S. Equity Fund - 25.5%
iShares Core S&P 500 ETF	853	392,533

U.S. Fixed Income Funds - 2.9%
iShares 0-5 Year TIPS Bond ETF (A)	308	30,039
iShares Core U.S. Aggregate Bond ETF	152	14,848

		44,887

Total Exchange-Traded Funds (Cost $784,335)		807,652

INVESTMENT COMPANIES - 46.6%
International Equity Funds - 14.0%
Transamerica Emerging Markets Opportunities (B)	5,765	46,239
Transamerica International Focus (B)	9,933	84,433
Transamerica International Stock (B)	7,691	84,138

		214,810

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	829	7,574

U.S. Equity Funds - 29.2%
Transamerica Capital Growth (B)	6,827	51,885
Transamerica Large Cap Value (B)	10,150	134,487

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	5,842	$ 50,360
Transamerica Mid Cap Value Opportunities (B)	4,416	49,989
Transamerica Small Cap Growth (B)	5,671	38,730
Transamerica Small Cap Value (B)	6,728	39,225
Transamerica US Growth (B)	3,205	84,162

		448,838

U.S. Fixed Income Funds - 2.9%
Transamerica Bond (B)	3,757	30,054
Transamerica High Yield Bond (B)	1,917	15,179

		45,233

Total Investment Companies (Cost $679,820)		716,455

OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	92,799	92,799

Total Other Investment Company (Cost $92,799)		92,799

Total Investments (Cost $1,556,954)		1,616,906
Net Other Assets (Liabilities) - (5.1)%		(78,356)

Net Assets - 100.0%		$ 1,538,550

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$807,652	$—	$—	$807,652
Investment Companies	716,455	—	—	716,455
Other Investment Company	92,799	—	—	92,799

Total Investments	$1,616,906	$—	$—	$1,616,906

Transamerica Funds	Page 1

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $90,885, collateralized by cash collateral of $92,799. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$19,702	$13,477	$(3,553)	$(674)	$1,102	$30,054	3,757	$699	$—
Transamerica Capital Growth	—	45,748	(5,523)	556	11,104	51,885	6,827	—	—
Transamerica Emerging Markets Debt	—	7,714	(463)	7	316	7,574	829	160	—
Transamerica Emerging Markets Opportunities	28,848	17,414	(6,359)	(2,095)	8,431	46,239	5,765	872	—
Transamerica High Yield Bond	9,945	6,823	(1,826)	(316)	553	15,179	1,917	508	—
Transamerica International Focus	53,204	31,728	(12,334)	(3,329)	15,164	84,433	9,933	1,049	—
Transamerica International Stock	53,132	28,608	(11,432)	(1,581)	15,411	84,138	7,691	1,492	—
Transamerica Large Cap Value	86,168	52,786	(9,307)	(1,189)	6,029	134,487	10,150	1,129	5,042
Transamerica Large Growth	85,117	23,373	(107,666)	(14,976)	14,152	—	—	—	1,276
Transamerica Mid Cap Growth	31,878	17,001	(7,275)	(6,594)	15,350	50,360	5,842	—	—
Transamerica Mid Cap Value Opportunities	32,016	20,165	(3,588)	(1,379)	2,775	49,989	4,416	396	1,880
Transamerica Small Cap Growth	24,592	14,907	(4,237)	(2,347)	5,815	38,730	5,671	—	1,069
Transamerica Small Cap Value	24,754	20,250	(3,450)	(4,810)	2,481	39,225	6,728	609	4,084
Transamerica US Growth	—	75,446	(7,212)	846	15,082	84,162	3,205	—	—

Total	$449,356	$375,440	$(184,225)	$(37,881)	$113,765	$716,455	72,731	$6,914	$13,351

(C)	Rate disclosed reflects the yield at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2055

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2055 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3